Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Opportunistic Municipal Securities Fund
Entity Central Index Key	0000797923
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000000131 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Municipal Securities Fund
Class Name	Class A
Trading Symbol	PTEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended April 30, 2025, the Fund’s Class A shares returned 1.36%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 1.66% for the same period.
What affected the Fund’s performance?
  The market experienced volatile conditions during the reporting period, with investors focusing on inflation expectations and monetary and trade policies.
  Security selection in public power, special tax and local general obligation bonds bolstered performance, as did allocations to bonds tied to retirement communities, industrial development projects and prepaid natural gas contracts.
  Performance was constrained by the Fund’s relatively long duration exposure as rates increased; however, curve positioning partially offset the duration impact.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2015 through April 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 4/30/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	-3.23%	0.56%	1.51%
without Sales Charge	1.36%	1.48%	1.98%
Bloomberg U.S. Municipal Bond Index	1.66%	1.17%	2.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 431,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 1,611,298
Investment Company Portfolio Turnover	18.17%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$431	233	$1,611,298	18.17%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 4/30/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000000133 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Municipal Securities Fund
Class Name	Class C
Trading Symbol	DMBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.57%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended April 30, 2025, the Fund’s Class C shares returned 0.56%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 1.66% for the same period.
What affected the Fund’s performance?
  The market experienced volatile conditions during the reporting period, with investors focusing on inflation expectations and monetary and trade policies.
  Security selection in public power, special tax and local general obligation bonds bolstered performance, as did allocations to bonds tied to retirement communities, industrial development projects and prepaid natural gas contracts.
  Performance was constrained by the Fund’s relatively long duration exposure as rates increased; however, curve positioning partially offset the duration impact.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2015 through April 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 4/30/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	-0.43%	**	0.69%	1.19%
without Deferred Sales Charge	0.56%		0.69%	1.19%
Bloomberg U.S. Municipal Bond Index	1.66%		1.17%	2.10%
**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 431,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 1,611,298
Investment Company Portfolio Turnover	18.17%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$431	233	$1,611,298	18.17%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 4/30/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000173300 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Municipal Securities Fund
Class Name	Class I
Trading Symbol	DMBVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.53%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended April 30, 2025, the Fund’s Class I shares returned 1.70%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 1.66% for the same period.
What affected the Fund’s performance?
  The market experienced volatile conditions during the reporting period, with investors focusing on inflation expectations and monetary and trade policies.
  Security selection in public power, special tax and local general obligation bonds bolstered performance, as did allocations to bonds tied to retirement communities, industrial development projects and prepaid natural gas contracts.
  Performance was constrained by the Fund’s relatively long duration exposure as rates increased; however, curve positioning partially offset the duration impact.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2015 through April 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2016, the Class’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/25 )
Share Class	1YR	5YR	10YR
Class I	1.70%	1.75%	2.20%
Bloomberg U.S. Municipal Bond Index	1.66%	1.17%	2.10%

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 431,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 1,611,298
Investment Company Portfolio Turnover	18.17%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$431	233	$1,611,298	18.17%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 4/30/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000173299 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Municipal Securities Fund
Class Name	Class Y
Trading Symbol	DMBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$49	0.49%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended April 30, 2025, the Fund’s Class Y shares returned 1.66%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 1.66% for the same period.
What affected the Fund’s performance?
  The market experienced volatile conditions during the reporting period, with investors focusing on inflation expectations and monetary and trade policies.
  Security selection in public power, special tax and local general obligation bonds bolstered performance, as did allocations to bonds tied to retirement communities, industrial development projects and prepaid natural gas contracts.
  Performance was constrained by the Fund’s relatively long duration exposure as rates increased; however, curve positioning partially offset the duration impact.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2015 through April 30, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Municipal Bond Index on 8/31/2016, the Class’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/25 )
Share Class	1YR	5YR	10YR
Class Y	1.66%	1.75%	2.17%
Bloomberg U.S. Municipal Bond Index	1.66%	1.17%	2.10%

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visitbny.com/investments/literaturecenter.
Net Assets	$ 431,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 1,611,298
Investment Company Portfolio Turnover	18.17%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$431	233	$1,611,298	18.17%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 4/30/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000001400 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Opportunistic Municipal Securities Fund
Class Name	Class Z
Trading Symbol	DMBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Opportunistic Municipal Securities Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$74	0.73%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended April 30, 2025, the Fund’s Class Z shares returned 1.41%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 1.66% for the same period.
What affected the Fund’s performance?
  The market experienced volatile conditions during the reporting period, with investors focusing on inflation expectations and monetary and trade policies.
  Security selection in public power, special tax and local general obligation bonds bolstered performance, as did allocations to bonds tied to retirement communities, industrial development projects and prepaid natural gas contracts.
  Performance was constrained by the Fund’s relatively long duration exposure as rates increased; however, curve positioning partially offset the duration impact.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from May 1 , 2015 through April 30, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 4/30/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 4/30/25 )
Share Class	1YR	5YR	10YR
Class Z	1.41%	1.53%	2.03%
Bloomberg U.S. Municipal Bond Index	1.66%	1.17%	2.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 431,000,000
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 1,611,298
Investment Company Portfolio Turnover	18.17%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$431	233	$1,611,298	18.17%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 4/30/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)